Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	[1]	¥ 149,370	¥ 149,820
Carrying amount | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value		149,370	149,820
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	[1]	149,370	149,820
Estimated fair value | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value		¥ 149,370	¥ 149,820

[1]	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.